Long-term debt	6 Months Ended
Jun. 30, 2012
Long-term debt
Long-term debt

12                                  Long-term debt

	Current liabilities		Non-current liabilities
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	788	496	3,588	2,693
Others	54	9	252	52
Fixed Rate Notes
US dollars	—	410	11,378	10,073
EUR	—	—	944	970
Accrued charges	254	221	—	—
	1,096	1,136	16,162	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M)	321	247	4,895	5,245
Non-convertible debentures	—	—	2,375	2,505
US dollars denominated	—	—	—	—
Accrued charges	85	112	—	—
	406	359	7,270	7,750
Total	1,502	1,495	23,432	21,538

The long-term portion at June 30, 2012 (unaudited) was as follows:

2013	2,544
2014	1,237
2015	994
2016	1,650
2017 and after	17,007
23,432

At June 30, 2012 (unaudited) annual interest rates on long-term debt were as follows:

Up to 3%	4,979
3.1% to 5% (*)	4,551
5.1% to 7%	8,780
7.1% to 9% (**)	4,991
9.1% to 11% (**)	1,105
Over 11% (**)	529
24,935

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 5,879 of which US$ 4,698 has an original interest rate above 7.1% per year. The average cost after taking into account the derivative transactions is 2.86% per year in US dollars.

The average cost of all derivative transactions is 3.12% per year in US dollars.

Vale has non-convertible debentures at Brazilian Real denominated as follows:

	Quantity as of June 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	June 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,030	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	364	364
					2,394	2,531

Long-term portion					2,375	2,505
Accrued charges					19	26
					2,394	2,531

The indexation indices/ rates applied to our debt were as follows (unaudited):

	Three-month period ended			Six-month period ended
	June 30, 2012	March 31, 2012	June 30, 2011	June 30, 2012	June 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	3.0	3.0
IGP-M - General Price Index - Market	2.6	0.6	0.7	3.2	3.1
Appreciation (devaluation) of Real against US dollar	(8.6)	2.0	4.2	(6.6)	6.5

On July 10, 2012 (subsequent event) we received the amount related to the issue of €750 (US$ 919) notes due 2023. These notes will bear a coupon of 3.75% per year, payable annually, at a price of 99.608% of the principal amount.

In April 2012, through our wholly-owned subsidiary Vale Overseas Limited, we received the amount related to the issue of US$ 1,250 notes due 2022 that were priced in March at a price of 101.345% of the principal amount. The notes will bear a coupon of 4.375% per year, payable semi-annually and will be consolidated with, and form a single series with, Vale Overseas’s US$ 1 billion 4.375% notes due 2022 issued on January 2012. Those notes issued in January, 2012 were sold at a price of 98.804% of the principal amount.

Credit Lines

In August 2011, we entered into an agreement with a syndicate of financial institutions to finance the acquisition of five large ore carriers and two capesize bulkers at two Korean shipyards.  The agreement provides a credit line of up to US$ 530.  As of June 30, 2012, Vale had drawn US$ 265 under the facility.

In October 2010, we signed an agreement with Export Development Canada (“EDC”) to finance our investment program. Under the agreement, EDC will provide a credit line of up to US$ 1 billion. As of June 30, 2012, Vale had drawn US$ 675.

In September 2010, Vale entered into agreements with The Export-Import Bank of China and the Bank of China Limited for the financing to build 12 very large ore carriers comprising a facility for an amount of up to US$ 1,229. The financing has a 13-year total term to be repaid, and the funds will be disbursed during 3 years according to the construction schedule. As of June 30, 2012, we had drawn US$ 712 under this facility.

In June 2010, Vale established certain facilities with Banco Nacional de Desenvolvimento Econômico Social (“BNDES”) for a total amount of R$ 774, (US$ 389), to finance the acquisition of domestic equipments. On March 31, 2011, Vale increased this facility through a new agreement with BNDES for R$ 103 (US$ 52). As of June 30, 2012, we had drawn R$ 641 (US$ 322) under these facilities.

In May 2008, the Company has signed agreements with Japanese long term financing credit agencies in the amount of US$ 5 billion, being US$ 3 billion with Japan Bank for International Cooperation (“JBIC”) and US$ 2 billion with Nippon Export and Investment Insurance (“NEXI”), to finance mining projects, logistics and energy generation. Until June 30, 2012, Vale through its subsidiary PT Vale Indonesia Tbk (“PTVI”) withdrew US$ 300, under the credit facility from NEXI to finance the construction of the hydroelectric plant of Karebbe, Indonesia.

In April 2008, Vale has signed a credit line in the amount of R$ 7.3 billion (US$ 4 billion) with BNDES to finance its investment program. As of June 30, 2012, Vale withdrew R$ 2,849 (US$ 1,432) in this line.

Revolving credit lines

Vale has available revolving credit lines that can be disbursed and paid at any time, during its availability period. On June 30, 2012, the total amount available under the revolving credit lines was US$3 billion, which can be drawn by Vale S.A., Vale Canada Limited and Vale International.

Guarantee

On June 30, 2012, US$ 1,088 of the total aggregate outstanding debt was secured by property, plant and equipment and receivables.

Covenants

Our principal covenants require us to maintain certain ratios, such as debt to EBITDA and interest coverage. We have not identified any events of noncompliance as of June 30, 2012.